Property and equipment, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Property and equipment, net
Total	¥ 63,928	¥ 63,462
Accumulated depreciation	(52,181)	(50,884)
Property and equipment, net	11,747	12,578		$ 1,655
Impairment loss	0	0	¥ 0
Depreciation expenses	3,027	1,800	¥ 7,493
Office furniture and equipment
Property and equipment, net
Total	1,792	1,886
Computer equipment
Property and equipment, net
Total	6,833	6,993
Servers and network equipment
Property and equipment, net
Total	31,704	31,591
Leasehold improvements
Property and equipment, net
Total	11,087	10,423
Vehicles
Property and equipment, net
Total		57
Building
Property and equipment, net
Total	¥ 12,512	¥ 12,512